EQUITY (Details Narrative2) - USD ($)	6 Months Ended		7 Months Ended	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Aug. 13, 2015	Dec. 31, 2014	Dec. 31, 2013
EQUITY
Authorized to issue shares of common stock	150,000,000			150,000,000
Share price, par value	$ 0.01			$ 0.01
Common Stock, Shares, Issued	8,082,971			8,198,516	8,110,853
Common Stock, Shares, Outstanding	8,082,971			8,198,516	8,110,853
Common Stock shares subscribed	5,814			3,846
Warrant or right issued and outstanding	83,680
Fair value expense of services rendered	$ 338,411	$ 129,014		$ 116,334	$ 354,039
Shares repurchased			159,800
Options Held [Member]
EQUITY
Warrant or right issued and outstanding	590,000			220,000
Exercise price				$ 2.20
Options Held [Member] | Option 2 [Member]
EQUITY
Warrant or right issued and outstanding	40,000			60,000
Exercise price	$ 2.20			$ 1.00
Options Held [Member] | Option 1 [Member]
EQUITY
Warrant or right issued and outstanding	370,000			120,000
Exercise price	$ 2.30			$ 0.90
Options Held [Member] | Opton 3 [Member]
EQUITY
Warrant or right issued and outstanding	60,000
Exercise price	$ 1.00
Options Held [Member] | Opton 4 [Member]
EQUITY
Warrant or right issued and outstanding	120,000
Exercise price	$ 0.90
Warrant [Member]
EQUITY
Warrant or right issued and outstanding	152,725			115,139
Exercise price				$ 2.00
Volatility duration	90 days			90 days
Volatility rate	40.00%
Private Placements Other Issuances And Cancellations [Member]
EQUITY
Shares issued of common stock for services	5,814
Fair value expense of services rendered	$ 10,000
Options issued
Option issuance expense
Shares repurchased	39,446
Aggregate purchase price	$ 68,707
Common And Preferred Stock [Member] | Series A Preferred Stock [Member]
EQUITY
Authorized to issue shares of common stock	10,000,000			10,000,000
Share price, par value	$ 0.001			$ 0.01
Common Stock, Shares, Issued	0
Common Stock, Shares, Outstanding	0			0
Common And Preferred Stock [Member] | Series B Preferred Stock [Member]
EQUITY
Authorized to issue shares of common stock	1,000			1,000
Share price, par value	$ 0.01			$ 0.01
Common Stock, Shares, Issued	0
Common Stock, Shares, Outstanding	0			0
Common And Preferred Stock [Member] | Series C Preferred Stock [Member]
EQUITY
Authorized to issue shares of common stock	500			500
Share price, par value	$ 0.01			$ 0.01
Common Stock, Shares, Issued	0
Common Stock, Shares, Outstanding	0			0